UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Errol M Rudman

Address:  540 Madison Avenue
          New York, NY 10022

13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Errol M Rudman
Title:   Investment Manager
Phone:   (212) 909-9220


Signature, Place and Date of Signing:

/s/ Errol M. Rudman          New York, New York           MAY 10, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     NONE

                           Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $309,154
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


          COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7   COLUMN 8

                                                          Market     Shares/
Name Of issuer                   Title Of Class   Cusip   Value      Prn     SH/Prn PUT   Investment  Mana-   Sole    Shared   None
                                                          * 1000     Amt            /CALL Discretion  gers

AKAMAI TECHNOLOGIES INC          COMMON STOCK   00971T101    1168    291900  SH           SOLE                291900
AMGEN CORP                       COMMON STOCK   031162100   18834    315579  SH           SOLE                315579
AMPHENOL CORP NEW-CL A           COMMON STOCK   032095101   18305    391136  SH           SOLE                391136
BMC SOFTWARE INC                 COMMON STOCK   055921100     976     50200  SH           SOLE                 50200
BIOSPHERE MEDICAL INC            COMMON STOCK   09066V103    5072    693909  SH           SOLE                693909
CABLEVISION SYSTEMS CORP-CL A    COMMON STOCK   12686C109   24912    732718  SH           SOLE                732718
CABLEVISION SYS CORP             COMMON STOCK   12686C844   19876    805360  SH           SOLE                805360
CITIGROUP INC                    COMMON STOCK   172967101   17641    356238  SH           SOLE                356238
FURNITURE BRANDS INTERNATIONAL   COMMON STOCK   360921100   10272    281800  SH           SOLE                281800
GOLDMAN SACHS GROUP INC          COMMON STOCK   38141G104    1972     21850  SH           SOLE                 21850
HCA - THE HEALTHCARE COMPANY     COMMON STOCK   404119109   24115    547069  SH           SOLE                547069
J P MORGAN CHASE & CO            COMMON STOCK   46625H100    5854    164200  SH           SOLE                164200
LIBERTY MEDIA CORP               COMMON STOCK   530718105    5821    460500  SH           SOLE                460500
LIFEPOINT HOSPITALS INC          COMMON STOCK   53219L109   14818    400914  SH           SOLE                400914
MERRILL LYNCH & CO INC           COMMON STOCK   590188108    6831    123350  SH           SOLE                123350
MOHAWK INDUSTRIES INC            COMMON STOCK   608190104   34639    576450  SH           SOLE                576450
NEUBERGER BERMAN INC.            COMMON STOCK   641234109   14723    314250  SH           SOLE                314250
PRUDENTIAL FINANCIAL INC         COMMON STOCK   744320102   19534    629100  SH           SOLE                629100
REGENERON PHARMACEUTICALS INC    COMMON STOCK   75886F107     663     26550  SH           SOLE                 26550
SCHERING PLOUGH CORP             COMMON STOCK   806605101    2886     92200  SH           SOLE                 92200
SEPRACOR INC                     COMMON STOCK   817315104    2932    151156  SH           SOLE                151156
SOTHEBYS HOLDINGS INC-CL A       COMMON STOCK   835898107    6084    379050  SH           SOLE                379050
SYMBOL TECHNOLOGIES INC          COMMON STOCK   871508107    4393    390800  SH           SOLE                390800
TICKETMASTER                     COMMON STOCK   88633P203    5160    174457  SH           SOLE                174457
***TYCO INTERNATIONAL LTD        COMMON STOCK   902124106    9547    295400  SH           SOLE                295400
USA NETWORKS INC                 COMMON STOCK   902984103   18924    595667  SH           SOLE                595667
VCAMPUS CORP                     COMMON STOCK   92240C100     405   1065515  SH           SOLE               1065515
WASTE MANAGEMENT INC DEL         COMMON STOCK   94106L109    1363     50000  SH           SOLE                 50000
***ACCENTURE LTD CL-A            COMMON STOCK   G1150G111    8632    323300  SH           SOLE                323300
XOMA LTD-(BERMUDA)               COMMON STOCK   G9825R107    2802    326200  SH           SOLE                326200

                                                           309154              No. of Other Managers  0





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